UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10341
                                                    --------------

                     UBS Tamarack International Fund L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                           -------------

                   Date of fiscal year end: December 31, 2005
                                           ------------------

                     Date of reporting period: June 30, 2005
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                     UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)





                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2005

                     UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2005





                                    CONTENTS




Statement of Assets, Liabilities and Members' Capital ..............           1

Statement of Operations ............................................           2

Statements of Changes in Members' Capital ..........................           3

Notes to Financial Statements ......................................           4

Schedule of Portfolio Investments ..................................          13

                                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                                     (UNAUDITED)
------------------------------------------------------------------------------------------------

                                                                                   JUNE 30, 2005

------------------------------------------------------------------------------------------------
ASSETS

Investments in securities, at value (cost $487,704,848)                             $515,607,579
Foreign cash, at value (cost $7,313,775)                                               7,282,006
Cash and cash equivalents                                                             23,749,021
Due from broker                                                                       35,789,233
Unrealized gain on forward foreign currency exchange contracts                        18,987,149
Receivables:
  Investments sold, not settled                                                       10,292,965
  Dividends                                                                              602,575
  Interest                                                                                77,452
Other assets                                                                               8,667
-------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                         612,396,647
-------------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (proceeds of sales $42,154,496)          42,595,151
Unrealized loss on forward foreign currency exchange contracts                         2,137,075
Payables:
  Investments purchased, not settled                                                  16,253,804
  Withdrawals payable                                                                    663,159
  UBS Admin fee                                                                          545,568
  Professional fees                                                                      144,471
  Administration fee                                                                      96,510
  Other                                                                                  204,850
-------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                     62,640,588
-------------------------------------------------------------------------------------------------

NET ASSETS                                                                          $549,756,059
-------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                           $505,474,688
Accumulated net unrealized appreciation on investments and
  other assets and liabilities denominated in foreign currencies                      44,281,371
-------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                    $549,756,059
-------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                      UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                                      STATEMENT OF OPERATIONS
                                                                                  (UNAUDITED)
---------------------------------------------------------------------------------------------

                                                               SIX MONTHS ENDED JUNE 30, 2005

---------------------------------------------------------------------------------------------
INVESTMENT INCOME

Dividends (less net foreign withholding taxes of $1,323,829)                    $  6,762,547
Interest                                                                             637,500
---------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                            7,400,047
---------------------------------------------------------------------------------------------

EXPENSES

UBS Admin fee                                                                      3,000,440
Dividends                                                                            592,468
Custody fee                                                                          316,616
Administration fee                                                                   259,916
Professional fees                                                                    173,774
Miscellaneous                                                                        123,172
---------------------------------------------------------------------------------------------


TOTAL EXPENSES                                                                     4,466,386
---------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                              2,933,661
---------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
                          AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain (loss) from:
  Investments                                                                     26,615,194
  Foreign currency transactions                                                   (2,078,065)
Change in net unrealized appreciation/depreciation from:
  Investments                                                                    (25,925,965)
  Other assets and liabilities denominated in foreign currencies                  26,098,923
---------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS,
                          AND FOREIGN CURRENCY TRANSACTIONS                       24,710,087
---------------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                        $ 27,643,748
---------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                                                 UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                                               STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                                             SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------

                                                                     MANAGER             MEMBERS               TOTAL
------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2004                                $ 9,350,487         $224,622,148         $233,972,635

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income (loss)                                           2,031           (1,847,649)          (1,845,618)
  Net realized gain from investments,
                equity swaps, and foreign currency transactions        105,803           19,952,511           20,058,314
  Change in net unrealized appreciation/depreciation
                from investments, equity swaps, and other assets
                and liabilities denominated in foreign currencies       70,994           21,114,037           21,185,031
Incentive allocation                                                 7,824,942           (7,824,942)                  --
------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
                DERIVED FROM OPERATIONS                              8,003,770           31,393,957           39,397,727
------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                      --          182,199,954          182,199,954
  Proceeds from Members' withdrawals                                (8,077,097)         (16,896,147)         (24,973,244)
  Offering costs                                                          (548)            (134,934)            (135,482)
------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
                FROM CAPITAL TRANSACTIONS                           (8,077,645)         165,168,873          157,091,228
------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2004                                9,276,612          421,184,978          430,461,590
------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income                                                  2,525            2,931,136            2,933,661
  Net realized gain from investments,
                and foreign currency transactions                      343,642           24,193,487           24,537,129
  Change in net unrealized appreciation/depreciation
                from investments, and other assets and
                liabilities denominated in foreign currencies         (256,001)             428,959              172,958
Incentive allocation                                                   104,687             (104,687)                  --
------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
                DERIVED FROM OPERATIONS                                194,854           27,448,894           27,643,748
------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                      --          116,111,397          116,111,397
  Members' withdrawals                                              (7,792,893)         (16,490,729)         (24,283,622)
  Offering costs                                                          (579)            (176,475)            (177,054)
------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
                FROM CAPITAL TRANSACTIONS                           (7,793,472)          99,444,193           91,650,721
------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2005                                  $ 1,677,994         $548,078,065         $549,756,059
------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------

   1.    ORGANIZATION

         UBS Tamarack International Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on February 14, 2001. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund will seek to achieve its investment objective by investing, both long and short, primarily in equity securities of foreign issuers, with emphasis on mid-sized capitalization issuers in the developed markets outside the United States. The Fund commenced operations on July 2, 2001.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Tamarack Management, L.L.C. (the "Adviser"), a Delaware limited liability company, to provide investment advice to the Fund.

         The Adviser is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") and ReachCapital Management L.L.C. ("RCMLLC"). UBSFA is the Managing Member of the Adviser and is an indirect, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by RCMLLC manage the Fund's investment portfolio on behalf of the Adviser under the oversight of UBSFA's personnel. RCMLLC is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         Initial and additional applications for interests by eligible Members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year. A Member's interest in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

   2.    SIGNIFICANT ACCOUNTING POLICIES

         A. PORTFOLIO VALUATION

         Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------

   2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A. PORTFOLIO VALUATION (CONTINUED)

         determined from time to time pursuant to policies established by the Directors.

         Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange. Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Listed options are valued using the last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities.

         If market quotations are not readily available, the securities and options described above are valued at fair value as determined in good faith by, or under the supervision of, the Directors. The Fund held no such securities as of June 30, 2005.

         Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. Debt securities purchased with remaining maturities of 60 days or less, absent unusual circumstances, are valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

         On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith, pursuant to policies established by the Directors.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------

   2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A. PORTFOLIO VALUATION (CONTINUED)

         Foreign-denominated assets may involve more risks than domestic transactions, including political, economic and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

         B. SECURITIES TRANSACTIONS AND INCOME RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income and expense is recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the interest method. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represents net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

         C. FUND COSTS

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

         D. INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------

   2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         E. CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         F. USE OF ESTIMATES

         The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         G. RECLASSIFICATIONS

         Certain prior period amounts reflect reclassifications to conform with the current year's presentation.

   3.    RELATED PARTY TRANSACTIONS

         UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays UBSFA a monthly fee (the "UBS Admin Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Adviser's capital account. The UBS Admin Fee is paid to UBSFA out of the Fund's assets and debited against the Members' capital account, excluding the Adviser's capital account. A portion of the UBS Admin Fee is paid by UBSFA to RCMLLC.

         UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund. The Fund also may distribute interests through brokers or dealers with which it has entered into distribution agreements. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The Fund may execute portfolio transactions through UBS FSI and its affiliates. During the six months ended June 30, 2005, UBS FSI and its affiliates earned brokerage commissions of $214,019 from portfolio transactions executed on behalf of the Fund.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------

   3.    RELATED PARTY TRANSACTIONS (CONTINUED)

         The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the UBS Admin Fee which is similarly allocated to all Members other than the Adviser as described above. Upon a Member's withdrawal from the Fund and generally, at the end of each fiscal year thereafter, the Adviser is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits (defined as net increase in Member Capital derived from operations) if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation is made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member.

         The Incentive Allocation for the period ended June 30, 2005 and the year ended December 31, 2004 was $104,688 and $7,824,942, respectively, and has been recorded as an increase to the Adviser's capital account; such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the fund.

         Each Director of the Fund receives an annual retainer of $5,000 plus a fee for each meeting attended. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Directors for the six months ended June 30, 2005 were $10,750.

         As described in the prospectus, certain brokerage arrangements provide that RCMLLC receives soft dollar credits related to brokerage commissions paid by the Fund. Such credits can be used by RCMLLC for research and related services that would then be paid for or provided by the broker. The research services obtained by RCMLLC through the use of soft dollar credits can be for the benefit of the Fund or other accounts managed by RCMLLC.

   4.    ADMINISTRATION AND CUSTODIAN FEES

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and
         (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------

   5.    SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of investment securities for the six months ended June 30, 2005 amounted to $863,911,943 and $762,464,020, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $59,575,886 and $61,037,801, respectively. Net realized losses resulting from short positions was $4,609,113 for the six months ended June 30, 2005.

         At June 30, 2005, the cost of investments for Federal income tax purposes was substantially the same as cost for financial reporting purposes. Accumulated net unrealized appreciation on investments was $27,462,076, consisting of $37,447,421 gross unrealized appreciation and $9,985,345 gross unrealized depreciation.

   6.    SHORT-TERM BORROWINGS

         The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the custodian. The Fund had no borrowings outstanding during the six months ended June 30, 2005.

   7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options, equity swaps and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

         Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

         Securities sold, not yet purchased represent obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker (Morgan Stanley & Co., Incorporated) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------

   7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         From time to time the Fund may enter into equity swap contracts whereby the Fund makes or receives payments based on the performance of the security and notional amounts of the swap contract. The Fund is subject to the market risk associated with changes in the value of the underlying equity securities, as well as exposure to credit risk associated with counterparty nonperformance on swap contracts which is limited to the unrealized gains inherent in such contracts which are recognized in the Statement of Assets, Liabilities and Members' Capital. The unrealized gain or loss, rather than the contract amount, represents the approximate future cash to be received or paid, respectively. At June 30, 2005, the Fund had no outstanding equity swap contracts.

         The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio  positions.  The  Fund  may also  purchase  and sell  forward contracts to seek to increase total return. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

         At June 30, 2005, the Fund had outstanding forward foreign currency exchange contracts to purchase foreign currencies as follows:



                                        Value On
         Open Foreign Currency          Settlement                                       Unrealized
         Purchase Contracts             Date                Current Value           Gain            Loss
         --------------------------------------------------------------------------------------------------
         British Pounds
         Expiring 07/28/05              $25,265,505         $24,337,698          $       --      $  927,807
         --------------------------------------------------------------------------------------------------
         Euros
         Expiring 07/28/05              $24,709,126         $23,763,175          $       --      $  945,951
         --------------------------------------------------------------------------------------------------
         Japanese Yen
         Expiring 07/28/05              $ 2,712,078         $ 2,558,662          $      --       $  153,416
         --------------------------------------------------------------------------------------------------
                                                                                 $      --       $2,027,174
                                                                                 ==========================

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------

   7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         At June 30, 2005, the Fund had outstanding forward foreign currency exchange contracts to sell foreign currencies as follows:


                                        Value On
         Open Foreign Currency          Settlement                                       Unrealized
         Sale Contracts                 Date                Current Value           Gain            Loss
         --------------------------------------------------------------------------------------------------
         British Pounds
         Expiring 07/28/05              $ 40,412,873        $ 38,806,933         $ 1,605,940      $     --
         --------------------------------------------------------------------------------------------------
         Euros
         Expiring 07/28/05              $386,996,990        $369,998,061         $17,108,830      $109,901
         --------------------------------------------------------------------------------------------------
         Japanese Yen
         Expiring 07/28/05              $  5,342,817        $  5,070,438         $   272,379      $     --
         --------------------------------------------------------------------------------------------------
                                                                                 $18,987,149      $109,901
                                                                                 =========================

         In addition, the Fund had outstanding Taiwan Dollar denominated currency used to purchase Taiwanese equity investments. The unrealized loss on this foreign denominated currency was $31,769 at June 30, 2005 and has been included in Change in net unrealized appreciation/depreciation from Investments on the Statement of Operations.

         During the six months ended June 30, 2005, the Fund did not trade any futures contracts or engage in option transactions.

   8.    INDEMNIFICATION

         In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels the likelihood of such an event is remote.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------

   9.    FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the period indicated:


                                                                                                                FOR THE PERIOD
                                                                                                                 JULY 2, 2001
                                              SIX MONTHS ENDED                    YEARS ENDED                  (COMMENCEMENT OF
                                                JUNE 30, 2005                     DECEMBER 31,                 OPERATIONS) THROUGH
                                                 (UNAUDITED)         2004             2003           2002      DECEMBER 31, 2001
                                                 -----------         ----             ----           ----      -------------------
         Ratio of net investment
         Income to average net assets***            1.23%*          (0.55%)          (0.28%)        (0.28%)          (0.84%)*
         Ratio of total expenses to average
         net assets before incentive
         allocation***                              1.87%*           1.68%            2.13%          2.29%            2.53%*
         Ratio of total expenses to
         average net assets after
         incentive allocation****                   1.91%*           4.00%            6.80%          2.29%            2.60%*
         Portfolio turnover rate                  162.36%          402.73%          548.82%        669.30%          375.17%
         Total return before incentive
         allocation **                              5.55%           11.83%           31.49%         (4.30%)          (4.09%)
         Total return after incentive
         allocation***                              4.44%            9.46%           25.19%         (4.30%)          (4.09%)
         Net asset value at end of period       $549,756,059     $430,461,590    $233,972,635    $138,165,531     $74,232,659

     *  Annualized.
    **  Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted,  after  Incentive  Allocation to the Adviser,  and does not reflect the deduction of sales loads,  if any,  incurred  when  subscribing  to the  Fund.  Total  returns  for a period  of less  than a full year are not annualized.  An individual member's ratios and return may vary from the above based on incentive  allocation,  if applicable and the timing of capital transactions.
   ***  The average net assets used in the above ratios are calculated by adding any withdrawals  payable  effective at the end of a period to the net assets for such period.
  ****  Ratio of total  expenses to average net assets  after  incentive  allocation  to the Manager,  may vary from the above,  for individual Members due to incentive allocation if applicable and timing of capital transactions.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2005


      SHARES                                                                                            MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    INVESTMENTS IN SECURITIES (93.79%)
                    ----------------------------------
                    COMMON STOCK (93.79%)
                    ---------------------
                    ADVERTISING SERVICES (0.63%)
          148,609   Pagesjaunes SA - (France) **                                                      $         3,474,140
                                                                                                      ---------------------
                    AIRLINES (0.51%)
          363,381   Ryanair Holdings PLC - (Ireland) *, **                                                      2,811,144
                                                                                                      ---------------------
                    APPAREL MANUFACTURERS (0.25%)
           41,367   Hugo Boss AG - (Germany) **                                                                 1,360,704
                                                                                                      ---------------------
                    APPLIANCES (0.57%)
          373,729   Fourlis SA - (Greece) **                                                                    3,121,949
                                                                                                      ---------------------
                    APPLICATIONS SOFTWARE (0.66%)
          359,871   Iona Technologies PLC - (Ireland) ADR *, (b)                                                1,097,607
          590,806   Misys PLC - (United Kingdom) **                                                             2,520,377
                                                                                                      ---------------------
                                                                                                                3,617,984
                                                                                                      ---------------------
                    AUTO - CARS/LIGHT TRUCKS (0.98%)
            7,146   Porsche AG - (Germany) **                                                                   5,378,014
                                                                                                      ---------------------
                    AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (0.71%)
           12,795   Georg Fischer AG - (Switzerland) **, (a)                                                    3,915,104
                                                                                                      ---------------------
                    BEVERAGES - WINES/SPIRITS (4.23%)
        1,040,527   C&C Group PLC - (Ireland) **                                                                4,686,150
          116,132   Pernod Ricard SA - (France)**                                                              18,558,625
                                                                                                      ---------------------
                                                                                                               23,244,775
                                                                                                      ---------------------
                    BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS (5.60%)
           82,042   Heijmans NV - (Netherlands) **                                                              3,848,823
          208,961   Koninklijke Bam Groep NV - (Netherlands) **, (a)                                           13,850,623
          142,136   Pfleiderer AG - (Germany) **                                                                2,460,708
            7,106   Sika AG - (Switzerland) **, (a)                                                             4,434,663
          133,674   Wienerberger AG - (Austria) **                                                              6,209,529
                                                                                                      ---------------------
                                                                                                               30,804,346
                                                                                                      ---------------------
                    BUILDING - HEAVY CONSTRUCTION (3.51%)
          231,964   Vinci - (France) **                                                                        19,320,972
                                                                                                      ---------------------
                    BUILDING PRODUCTS - CEMENT/AGGREGATE (2.27%)
        1,054,409   Cementir SpA - (Italy) **                                                                   5,058,227
          278,400   CRH PLC  - (Ireland) **                                                                     7,398,160
                                                                                                      ---------------------
                                                                                                               12,456,387
                                                                                                      ---------------------
                    CELLULAR TELECOMMUNICATIONS (1.06%)
        1,569,604   China Mobile (Hong Kong) Ltd.  - (Hong Kong) **                                             5,847,386
                                                                                                      ---------------------
                    CHEMICALS - DIVERSIFIED (0.47%)
           44,960   Nitto Denko Corp. - (Japan) **, (a)                                                         2,580,504
                                                                                                      ---------------------

    The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2005


      SHARES                                                                                            MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    CHEMICALS - PLASTIC (0.31%)
          386,670   Filtrona PLC - (United Kingdom) **                                                $         1,684,187
                                                                                                      ---------------------
                    CHEMICALS - SPECIALTY (0.54%)
          443,899   Frutarom - (Israel) **                                                                      2,955,127
                                                                                                      ---------------------
                    CIRCUIT BOARDS (0.68%)
          142,759   Ibiden Co., Ltd. - (Japan) **                                                               3,749,018
                                                                                                      ---------------------
                    CLOSED END FUND (1.24%)
          707,202   Prodesse Investment Ltd. - (United Kingdom) **                                              6,810,355
                                                                                                      ---------------------
                    COMMERCIAL BANKS - NON US (6.14%)
          105,845   Banco Pastor SA - (Spain) **                                                                4,228,674
          189,983   Erste Bank der Oesterreichischen Sparkassen AG - (Austria) **                               9,515,250
        1,827,079   Kasikornbank PCL  - (Thailand) **                                                           2,520,109
           22,248   Komercni Banka A.S. - (Czechoslovakia) **                                                   2,775,798
          238,000   Korea Exchange Bank - (South Korea) **                                                      2,086,386
        2,385,269   Unicredito Italiano SpA - (Italy) **                                                       12,612,182
                                                                                                      ---------------------
                                                                                                               33,738,399
                                                                                                      ---------------------
                    CONTAINERS - PAPER/PLASTIC (0.42%)
          544,145   M.J. Maillis SA - (Greece) **                                                               2,318,875
                                                                                                      ---------------------
                    DIALYSIS CENTERS (0.66%)
           31,435   Fresenius AG - (Germany) **                                                                 3,605,891
                                                                                                      ---------------------
                    DISTRIBUTION/WHOLESALE (0.55%)
          414,749   Esprit Holdings Ltd. - (Hong Kong) **, (a)                                                  3,002,140
                                                                                                      ---------------------
                    DIVERSIFIED FINANCIAL SERVICES (0.99%)
        2,755,353   Acta Holding ASA - (Norway) **                                                              5,436,699
                                                                                                      ---------------------
                    DIVERSIFIED MANUFACTURING OPERATIONS (5.14%)
          187,920   Aalberts Industries NV  - ( Netherlands) **, (a)                                            8,622,479
        1,005,252   Mitsubishi Heavy Ind., Ltd. - (Japan) **                                                    2,630,837
          186,062   Siemans AG - (Germany) **                                                                  13,591,987
          119,058   Wartsila Oyj - (Finland) **                                                                 3,439,133
                                                                                                      ---------------------
                                                                                                               28,284,436
                                                                                                      ---------------------
                    DIVERSIFIED OPERATIONS (0.85%)
          527,089   Swire Pacific Limited (Hong Kong) **, (a)                                                   4,663,154
                                                                                                      ---------------------
                    DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES (0.56%)
        1,666,520   PHS Group PLC - (United Kingdom) **                                                         3,106,616
                                                                                                      ---------------------
                    ELECTRIC - INTEGRATED (4.07%)
          104,714   E.ON AG - (Germany)**                                                                       9,340,590
          559,254   Enel SpA - (Italy) **                                                                       4,874,854
          508,722   Fortum Oyj - (Finland) **                                                                   8,160,492
                                                                                                      ---------------------
                                                                                                               22,375,936
                                                                                                      ---------------------

    The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2005


      SHARES                                                                                            MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS (1.80%)
        2,576,220   ARM Holdings PLC - (United Kingdom) **                                            $         5,229,556
          292,447   STMicroelectronics NV - (Switzerland) **                                                    4,694,730
                                                                                                      ---------------------
                                                                                                                9,924,286
                                                                                                      ---------------------
                    ELECTRONICS - MILITARY (1.07%)
          282,426   Safran SA - (France) **                                                                     5,857,091
                                                                                                      ---------------------
                    EXTENDED SERVICE CONTRACTS (1.33%)
          409,598   Homeserve PLC - (United Kingdom) **, (a)                                                    7,305,073
                                                                                                      ---------------------
                    FINANCE - INVESTMENT BANKER/BROKER (0.76%)
          222,200   Mediobanca SpA - (Italy) **                                                                 4,166,923
                                                                                                      ---------------------
                    FINANCIAL SERVICES (1.72%)
          462,281   Aktiv Kapital ASA - (Norway) **, (a)                                                        7,070,895
           70,560   Euronext NV - (France) **                                                                   2,391,010
                                                                                                      ---------------------
                                                                                                                9,461,905
                                                                                                      ---------------------
                    FOOD - CONFECTIONARY (1.75%)
              436   Lindt & Spruengli AG - (Switzerland) **, (a)                                                6,685,832
        4,758,342   Petra Foods Ltd - (Singapore) **                                                            2,935,419
                                                                                                      ---------------------
                                                                                                                9,621,251
                                                                                                      ---------------------
                    FOOD - RETAIL (0.43%)
           35,520   Bourbon - (France) **                                                                       2,384,484
                                                                                                      ---------------------
                    FOOTWEAR & RELATED APPAREL (0.82%)
           94,734   Tod's SpA - (Italy)**                                                                       4,522,230
                                                                                                      ---------------------
                    GAS-DISTRIBUTION (0.95%)
          294,406   Enagas - (Spain) **                                                                         5,221,608
                                                                                                      ---------------------
                    INSTRUMENTS - CONTROLS (0.95%)
          612,079   Rotork PLC - (United Kingdom) **                                                            5,211,284
                                                                                                      ---------------------
                    INTERNET GAMBLING (1.80%)
        3,020,040   Ig Group Holdings PLC - (United Kingdom) *, **                                              7,930,380
          736,303   PartyGaming PLC- (Gibraltar) *, **                                                          1,966,466
                                                                                                      ---------------------
                                                                                                                9,896,846
                                                                                                      ---------------------
                    INVESTMENT COMPANIES (0.80%)
        2,154,566   IMMSI SpA - (Italy) **                                                                      4,408,252
                                                                                                      ---------------------
                    LOTTERY SERVICES (1.36%)
          229,041   Lottomatica SpA - (Italy) **                                                                7,470,175
                                                                                                      ---------------------
                    MACHINE TOOLS & RELATED PRODUCTS (0.84%)
          196,200   IWKA AG - (Germany) **                                                                      4,605,712
                                                                                                      ---------------------
                    MEDICAL PRODUCTS (1.55%)
           32,885   Fresenius Medical Care AG (Germany) **                                                      2,813,539

    The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2005


      SHARES                                                                                            MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    MEDICAL PRODUCTS (CONTINUED)
          192,013   Gambro AB - (Sweden) **                                                           $         2,569,533
           28,371   Synthes, Inc. - (Switzerland) **, (a)                                                       3,115,916
                                                                                                      ---------------------
                                                                                                                8,498,988
                                                                                                      ---------------------
                    MORTGAGE BANKS (1.50%)
          254,563   Aareal Bank AG - (Germany) **                                                               8,259,429
                                                                                                      ---------------------
                    MULTI-LINE INSURANCE (3.67%)
          381,643   Pohjola Group PLC - (Finland) **                                                            5,544,450
          869,944   Storebrand ASA - (Norway) **, (a)                                                           8,150,153
           89,058   Topdanmark A/S - (Denmark) **, (a)                                                          6,496,360
                                                                                                      ---------------------
                                                                                                               20,190,963
                                                                                                      ---------------------
                    OFFICE AUTOMATION & EQUIPMENT (0.33%)
           20,427   Neopost SA - (France) **                                                                    1,799,109
                                                                                                      ---------------------
                    OIL COMPANIES - INTEGRATED (2.68%)
          286,541   ENI SpA - (Italy) **                                                                        7,392,480
           36,038   Norsk Hydro ASA - (Norway) **, (a)                                                          3,307,351
          198,144   Statoil ASA - (Norway) **                                                                   4,046,044
                                                                                                      ---------------------
                                                                                                               14,745,875
                                                                                                      ---------------------
                    OIL FIELD MACHINERY & EQUIPMENT (0.12%)
        1,757,085   Scomi Group BHD - (Malaysia) **                                                               688,962
                                                                                                      ---------------------
                    OIL REFINING & MARKETING (1.14%)
          241,738   Neste Oil Oyj - (Finland) *, **                                                             6,262,946
                                                                                                      ---------------------
                    REAL ESTATE MANAGEMENT/SERVICE (0.74%)
           35,520   CBo Territoria - (France) *, **                                                               144,058
          100,789   Nexity - (France) **                                                                        3,898,558
                                                                                                      ---------------------
                                                                                                                4,042,616
                                                                                                      ---------------------
                    REAL ESTATE OPERATIONS/DEVELOPMENT (1.96%)
           66,135   Fadesa Inmobiliaria SA - (Spain) **                                                         1,893,575
          671,766   Hongkong Land Holdings Ltd - ADR, (b)                                                       1,874,227
          405,322   Sun Hung Kai Properties Ltd - (Hong Kong) **                                                4,003,148
          571,866   Unite Group Plc - (United Kingdom) **                                                       3,008,472
                                                                                                      ---------------------
                                                                                                               10,779,422
                                                                                                      ---------------------
                    REGIONAL BANK (0.94%)
           21,549   Banque Cantonale Vaudoise - (Switzerland) **, (a)                                           5,184,981
                                                                                                      ---------------------
                    REITS - OFFICE PROPERTY (0.57%)
              346   Nippon Building Fund, Inc. - (Japan) **                                                     3,122,462
                                                                                                      ---------------------
                    RETAIL - APPAREL/SHOE (1.47%)
          130,015   Hennes & Mauritz AB - (Sweden) **                                                           4,578,609

    The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2005


      SHARES                                                                                            MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    RETAIL - APPAREL/SHOE (CONTINUED)
          112,127   United Arrows Ltd (Japan) **, (a)                                                 $         3,531,479
                                                                                                      ---------------------
                                                                                                                8,110,088
                                                                                                      ---------------------
                    RETAIL - CONSUMER ELECTRONICS (0.94%)
          153,939   Germanos SA - (Greece) **                                                                   5,158,634
                                                                                                      ---------------------
                    RETAIL - MAJOR DEPARTMENT STORES (1.17%)
          482,247   Karstadtquelle AG - (Germany) **                                                            6,422,176
                                                                                                      ---------------------
                    RUBBER - TIRES (2.09%)
           84,132   Continental AG - (Germany) **                                                               6,069,523
          298,400   Nokian Renkaat OYJ - (Finland) **                                                           5,440,562
                                                                                                      ---------------------
                                                                                                               11,510,085
                                                                                                      ---------------------
                    SATELLITE TELECOMMUNICATIONS (0.79%)
          288,655   SES Global SA- (France) **                                                                  4,350,793
                                                                                                      ---------------------
                    SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS (0.41%)
        2,882,000   Nanya Technology Corp. - (Taiwan) **                                                        2,247,040
                                                                                                      ---------------------
                    STEEL - PRODUCERS (0.36%)
           14,990   Boehler-Uddeholm AG - (Austria) **                                                          1,985,358
                                                                                                      ---------------------
                    TELEVISION (2.97%)
          210,840   Modern Times Group AB - (Sweden) *, **, (a)                                                 6,466,449
           94,426   ProSiebenSat.1 Media AG - (Germany) **                                                      1,626,734
          174,460   SBS Broadcasting SA - (Luxembourg) ADR *, (b)                                               8,222,300
                                                                                                      ---------------------
                                                                                                               16,315,483
                                                                                                      ---------------------
                    TOBACCO (1.56%)
          753,899   Swedish Match AB - (Sweden) **                                                              8,568,186
                                                                                                      ---------------------
                    TRANSPORT - RAIL (0.63%)
        1,804,240   MTR Corp. - (Hong Kong) **                                                                  3,482,641
                                                                                                      ---------------------
                    TRANSPORTATION - MARINE (1.25%)
          578,555   Irish Continental Group PLC - (Ireland) **                                                  6,850,203
                                                                                                      ---------------------
                    WOOL (0.39%)
           82,244   Marzotto Spa - (Italy) **                                                                   2,141,729
                                                                                                      ---------------------
                    WIRELESS EQUIPMENT (4.58%)
          639,594   Nokia OYJ - (Finland) **                                                                   10,724,427
        4,493,606   Telefonaktiebolaget LM Ericsson - (Sweden) **                                              14,443,621
                                                                                                      ---------------------
                                                                                                               25,168,048
                                                                                                      ---------------------
                    TOTAL COMMON STOCK (Cost $487,704,848)                                                    515,607,579
                                                                                                      ---------------------
                    INVESTMENTS IN SECURITIES (Cost $487,704,848)                                             515,607,579
                                                                                                      ---------------------

    The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2005


      SHARES                                                                                            MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    SECURITIES SOLD, NOT YET PURCHASED ((7.75)%)
                    --------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED ((7.75)%)
                    ADVERTISING SALES ((0.35)%)
                    ---------------------------
          (65,747)  SR Teleperformance - (France) **                                                  $        (1,915,896)
                                                                                                      ---------------------
                    AUTOMOTIVE/TRUCK PARTS & EQUIPMENT ((0.96)%)
          (69,436)  Autoliv Inc - (Sweden) **                                                                  (3,027,674)
          (50,020)  Valeo SA - ( France) **                                                                    (2,246,661)
                                                                                                      ---------------------
                                                                                                               (5,274,335)
                                                                                                      ---------------------
                    BREWERY ((0.33)%)
         (114,634)  SABMiller PLC - (United Kingdom) **                                                        (1,790,707)
                                                                                                      ---------------------
                    CHEMICALS - DIVERSIFIED ((0.31)%)
         (370,356)  Imperial Chemicals Industries PLC - (United Kingdom) **                                    (1,686,152)
                                                                                                      ---------------------
                    CHEMICALS - SPECIALTY ((0.09)%)
         (270,250)  Rhodia SA - (France)**                                                                       (471,138)
                                                                                                      ---------------------
                    COMMERCIAL SERVICES ((0.25)%)
          (38,941)  Icon Plc - (Ireland) *, **                                                                 (1,349,306)
                                                                                                      ---------------------
                    DIVERSIFIED OPERATIONS ((0.33)%)
         (388,034)  Tomkins Plc - (United Kingdom)**                                                           (1,818,801)
                                                                                                      ---------------------
                    DRUG DISCOVERY/DRUG DEVELOPMENT ((0.41)%)
         (264,540)  Lloyds TBS Group Plc - (United Kingdom) **                                                 (2,242,829)
                                                                                                      ---------------------
                    FOOD - MISCELLANEOUS/DIVERSIFIED ((0.78)%)
         (189,508)  Associated British Foods PLC - (United Kingdom)**                                          (2,804,067)
         (345,305)  Greencore Group PLC - (Ireland) **                                                         (1,504,961)
                                                                                                      ---------------------
                                                                                                               (4,309,028)
                                                                                                      ---------------------
                    FOOD - RETAIL ((0.67)%)
          (50,687)  Carrefour SA - (France) **                                                                 (2,460,713)
          (17,255)  Casino Guichard Perrachon SA - (France) **                                                 (1,212,654)
                                                                                                      ---------------------
                                                                                                               (3,673,367)
                                                                                                      ---------------------
                    MEDICAL - DRUGS ((1.55)%)
          (89,130)  AstraZeneca PLC - (United Kingdom) **                                                      (3,692,049)
         (125,215)  GlaxoSmithKline PLC - (United Kingdom) **                                                  (3,032,183)
          (35,272)  Novo Nordisk A/S - (Denmark) **                                                            (1,796,464)
                                                                                                      ---------------------
                                                                                                               (8,520,696)
                                                                                                      ---------------------
                    OFFICE AUTOMATION & EQUIPMENT ((0.18)%)
          (68,033)  OCE NV - (Netherlands) **                                                                  (1,003,198)
                                                                                                      ---------------------
                    PAPER & RELATED PRODUCTS ((0.31)%)
         (653,661)  DS Smith PLC (United Kingdom) **                                                           (1,710,602)
                                                                                                      ---------------------

    The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2005


      SHARES                                                                                            MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    ------------------------------------------------
                    POWER CONVERSION/SUPPLY EQUIPMENT ((0.28)%)
         (115,302)  Gamesa Corp Tecnologica SA - (Spain) **                                           $        (1,564,813)
                                                                                                      ---------------------
                    SUGAR ((0.58)%)
         (374,502)  Tate & Lyle PLC - (United Kingdom)**                                                       (3,201,962)
                                                                                                      ---------------------
                    TRAVEL SERVICES ((0.37)%)
          (83,137)  TUI  AG - (Germany) **                                                                     (2,062,321)
                                                                                                      ---------------------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Cost $(42,154,496))                           (42,595,151)
                                                                                                      ---------------------
                    SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(42,154,496))                               (42,595,151)
                                                                                                      ---------------------
         TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET PURCHASED -- 86.04%                      473,012,428
                                                                                                      ---------------------
         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 13.96%                                                  76,743,631
                                                                                                      ---------------------
         TOTAL NET ASSETS -- 100.00%                                                                  $        549,756,059
                                                                                                      ====================

*   Non-income producing security
**  Foreign security
(a) Partially or wholly held ($54,691,779 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
(b) ADR - American Depositary Receipt

                                                       June 30, 2005
Investment in Securities - by Country            Percentage of Net Assets (%)
-------------------------------------            ----------------------------
Germany                                                    11.55 %
France                                                      9.80
Italy                                                       9.58
Finland                                                     7.20
Sweden                                                      6.11
Switzerland                                                 5.10
Norway                                                      5.10
Netherlands                                                 4.61
Hong Kong                                                   3.82
United Kingdom                                              3.79
Ireland                                                     3.63
Austria                                                     3.22
Japan                                                       2.84
Greece                                                      1.93
Spain                                                       1.78
Luxembourg                                                  1.50
Denmark                                                     0.85
Israel                                                      0.53
Singapore                                                   0.53
Czechoslovakia                                              0.50
Thailand                                                    0.46
Taiwan                                                      0.41
South Korea                                                 0.38
Gibraltar                                                   0.36
United States                                               0.34
Malaysia                                                    0.12



     The preceding notes are an integral part of these financial statements.
                                                                              19

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                     UBS TAMARACK INTERNATIONAL FUND, L.L.C.

  Information About the Review and Approval of the Fund's Investment Management
  -----------------------------------------------------------------------------
                                   Agreement
                                   ---------
                                                                     (Unaudited)

         The Directors (including the Independent Directors) last evaluated the Investment Advisory Agreement at a meeting on February 8, 2005. The Directors met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Investment Advisory Agreement. The Directors reviewed materials furnished by the Adviser, including information regarding the Adviser, its affiliates and its personnel, operations and financial condition. The Directors discussed with representatives of the Adviser the Fund's operations and the Adviser's ability to provide advisory and other services to the Fund. The Directors also reviewed, among other things, the nature of the services to be provided by the Adviser, including its investment process, and the experience of the investment advisory and other personnel proposing to provide services to the Fund. The Directors felt that the quality of service offered by the Adviser to the Fund was appropriate and that the Adviser's personnel had sufficient expertise to manage the Fund. The Directors reviewed the performance of the Fund and compared that performance to the performance of other investment companies presented by the Adviser which have objectives and strategies similar to those of the Fund and which are managed by other investment advisers ("Comparable Funds"). The Directors determined that the performance of the Fund was consistent with that of the Comparable Funds by noting that the Fund's performance was in the middle of the group of Comparable Funds, having outperformed half of the Comparable Funds while underperforming the others. The Directors also compared the volatility of the Fund to that of the Comparable Funds presented. They noted that the Fund's volatility was less than that of half of the group of Comparable Funds, although it exceeded the volatility of the other half of the group of Comparable Funds. The Directors also considered the fees being charged by the Adviser for its services as compared to those charged to the Comparable Funds, and as compared to the fees charged by the Adviser and its affiliates for other UBS alternative products. The information presented to the Directors showed that the Adviser's fees being charged to the Fund were at the median of the advisory fees being charged to the Comparable Funds. In comparing the Adviser's fees being charged to the Fund to the fees being charged by the Adviser and its affiliates for other UBS alternative products, the Directors noted that the management fee being charged by the Adviser to the Fund was the next to lowest management fee and was in the lower half of the range of management fees for such other UBS alternative products. The Directors observed that the Fund's incentive fee was generally equal to the highest incentive fee being charged by the Adviser and its affiliates for the other UBS alternative products, but was not higher than any incentive fee being charged by the Adviser to any single-manager fund (i.e., non-fund of funds). The Directors felt that the combination of management fee and incentive fee being charged by the Adviser to the Fund was appropriate and was within the overall range of the fees paid by the Comparable Funds and by such other UBS alternative products. The Directors also considered the profitability of the Adviser both before payment to brokers and after payment to brokers and concluded that the profits to be realized by the Adviser and its affiliates under the Investment Advisory Agreement and from other relationships between the Fund and the Adviser were within a range the Directors considered reasonable and appropriate. The Directors also discussed the fact that the Fund was not large enough at that time to support a request for breakpoints due to economies of scale. The Directors determined that the fees under the Investment Advisory Agreement do not constitute


SSL-DOCS2 70235964v1

                     UBS TAMARACK INTERNATIONAL FUND, L.L.C.

  Information About the Review and Approval of the Fund's Investment Management
  -----------------------------------------------------------------------------
                                   Agreement
                                   ---------
                                                                     (Unaudited)
                                                                     (continued)

fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm's-length bargaining, and concluded that the fees were reasonable. The Directors concluded that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.


SSL-DOCS2 70235964v1

[LOGO OMITTED] UBS WEALTH MANAGEMENT              UBS FINANCIAL SERVICES INC.
                                                  1285 Avenue of the Americas
                                                  New York, NY 10019-6028
                                                  Tel. 800-486-2608
                                                  Fax 212-713-4580

                                                  Alternative Investment Group
                                                  altinvestments@ubs.com

                                                  www.ubs.com


UBS TAMARACK INTERNATIONAL FUND, L.L.C.


August 9, 2005


Dear Investor:



Effective May 18, 2005 Section 3.3(a) of the Fund's Limited Liability Company Agreement was amended to provide that the presence in person or by proxy of Members (as defined in the Agreement) holding one-third of the total number of votes eligible to be cast by all Members as of the record date shall constitute a quorum at any meeting.






UBS Tamarack Management, LLC



UBS FINANCIAL SERVICES INC. IS A SUBSIDIARY OF UBS AG.




ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Included as part of the Report to Shareholders in item 1. above.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1) Not applicable.

  (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.

  (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)         UBS Tamarack International Fund L.L.C.
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date              August 24, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date              August 24, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         -------------------------------------------------------
                           Michael Mascis, Principal Accounting Officer (principal financial officer)

Date              August 24, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.